REVENUES (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Disclosure of segment revenue by timing of revenue recognition for revenue from contracts with customers
The following table summarizes the company’s revenues by timing of revenue recognition for the total revenues from contracts with customers for the years ended December 31, 2025, 2024, and 2023:

	Year Ended December 31,
(US$ MILLIONS)	2025	2024	2023
Timing of revenue recognition
Goods and services provided at a point in time	$1,711	3,161	$2,857
Services transferred over a period of time	5,457	5,047	4,824
Total revenues from contracts with customers	7,168	8,208	7,681
Other revenue	—	—	2
Total revenues	$7,168	$8,208	$7,683

Disclosure of revenues by geographical areas
The following table summarizes the company’s total non-current assets by geography as at December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
United States	$8,221	$8,689
Brazil	3,493	2,990
Australia	650	3,050
United Kingdom	233	220
Other	1,548	1,214
Total non-current assets	$14,145	$16,163
The following table summarizes the company’s total revenues by geography for the years ended December 31, 2025, 2024, and 2023:

(US$ MILLIONS)	2025	2024	2023
Australia	$3,051	$4,540	$3,848
United States	1,598	1,526	1,734
United Kingdom	1,321	1,041	864
Brazil	858	799	934
Other	340	302	303
Total revenues	$7,168	$8,208	$7,683